Equity share capital and share premium (Details) € / shares in Units, $ in Millions										12 Months Ended	24 Months Ended
	Feb. 20, 2024	Oct. 24, 2023	Jul. 25, 2023	Apr. 25, 2023	Feb. 21, 2023	Oct. 25, 2022	Sep. 29, 2022	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 € / shares	Aug. 04, 2021 € / shares	Dec. 31, 2020 USD ($)
Issued capital and share premium
Total shares | shares											597,000,000	597,000,000		603,000,000
Total shares capital / premium										$ 455	$ 106	€ 96,000,000	€ 427,000,000	$ 286			$ 48
Par value | € / shares												€ 0.01	€ 0.01		€ 0.01	€ 0.01
Returning value to shareholders										$ 35
Maximum
Issued capital and share premium
Number of shares authorised | shares											100,000,000,000	100,000,000,000
Preferred shares
Issued capital and share premium
Preferred shares issued | shares								56,306,306	56,306,306
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Par value | € / shares									€ 4.44
Proceeds from share issuance								$ 260	€ 250,000,000
Transaction costs								$ 3
Ordinary shares
Issued capital and share premium
Cancellation of ordinary shares | shares											(6,000,000)
Authorized share capital | €												€ 1,000,000,000
Ordinary returning | shares										5,768,638
Returning value to shareholders										$ 35
Share capital
Issued capital and share premium
Total shares capital / premium										267	$ 267			7
Share capital | Preferred shares
Issued capital and share premium
Preferred shares issued											260
Share premium
Issued capital and share premium
Total shares capital / premium										$ 5,989	5,989			$ 5,992
Share premium | Preferred shares
Issued capital and share premium
Transaction costs											$ (3)